As filed with the Securities and Exchange Commission on April 18, 2023
1933 Act Registration No. 333-249920
1940 Act Registration No. 811-08579
CIK No. 0001051932

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 147
Lincoln Life Flexible Premium Variable Life Account R
(Exact Name of Registrant)
Lincoln SVULONE 2021
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2022 was filed March 24, 2023.
It is proposed that this filing will become effective:
/ /
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2023 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.
/X/
This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment No. 4 (File No. 333-249920) filed on March 27, 2023. Such new effective date shall be May 1, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account R, has duly caused this Post-Effective Amendment No.: 6 to the Registration Statement on Form N-6 (File No. 333-249920; 811-08579; CIK: 0001051932) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 18th day of April, 2023 at 8:52 am.

Lincoln Life Flexible Premium Variable Life Account R
(Registrant)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 6 to the Registration Statement on Form N-6 (File No. 333-249920; 811-08579; CIK: 0001051932) has been signed below on April 17, 2023, at 10:45 am, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title
*/s/Ellen G. Cooper _____________________________ Ellen G. Cooper	President and Director
*/s/Christopher M. Neczypor _____________________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director
*/s/Craig T. Beazer _____________________________ Craig T. Beazer	Executive Vice President, General Counsel and Director
*/s/Eric B. Wilmer _____________________________ Eric B. Wilmer	Assistant Vice President and Director
*/s/Jayson R. Bronchetti _____________________________ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director
*/s/Adam M. Cohen _____________________________ Adam M. Cohen	Senior Vice President and Chief Accounting Officer

           /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement